Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) ¥ in Thousands			12 Months Ended
	Jan. 01, 2022 USD ($)	Oct. 29, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Amortization of operating lease right-of-use assets and intangible assets				$ 400,000
Pre-paid software subscriptions				4,600,000
Prepaid other noncurrent asset				200,000
Insurance limits			$ 250,000		¥ 500
Right of use assets			19,588,000
Operating lease liabilities			21,865,000
Recognition of gain from sales leaseback transaction		$ 3,500,000	$ 300,000
Accrued expenses and other current liabilities reclassified	$ 12,600
RetainedEarningAccumulatedDeficit1	20,300
Accounting Standards Update 2016-02 [Member]
Nature of Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Right of use assets	11,200
Operating lease liabilities	11,200
Recognition of gain from sales leaseback transaction	$ 3,400